Per Share Data	6 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Per Share Data
18.	Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in the six and three months ended September 30, 2017 and 2018 is as follows:

During the six months ended September 30, 2017, the diluted EPS calculation excludes stock options for 356 thousand shares, as they were antidilutive. During the six months ended September 30, 2018, there were no stock options which were antidilutive.

During the three months ended September 30, 2017 and 2018, there were no stock options which were antidilutive.

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Net Income attributable to ORIX Corporation shareholders	¥165,970	¥155,050

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Net Income attributable to ORIX Corporation shareholders	¥76,258	¥75,103

	Thousands of Shares
	Six months ended September 30, 2017	Six months ended September 30, 2018
Weighted-average shares	1,282,567	1,280,071
Effect of dilutive securities —
Exercise of stock options	1,178	1,056

Weighted-average shares for diluted EPS computation	1,283,745	1,281,127

	Thousands of Shares
	Three months ended September 30, 2017	Three months ended September 30, 2018
Weighted-average shares	1,279,276	1,280,104
Effect of dilutive securities —
Exercise of stock options	1,277	1,110

Weighted-average shares for diluted EPS computation	1,280,553	1,281,214

	Yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥129.40	¥121.13
Diluted	¥129.29	¥121.03

	Yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥59.61	¥58.67
Diluted	¥59.55	¥58.62

Note:

The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock shares to be deducted in calculation of the weighted-average shares for EPS computation. (2,055,862 and 1,668,589 shares for the six months ended September 30, 2017 and 2018, 2,003,201 and 1,681,449 shares for the three months ended September 30, 2017 and 2018)